Note 10 - Staff Costs - Sales, Marketing, Research, Development, Administration and Operations Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Sales and marketing	$ 285	$ 154	$ 185
Research and development	134	88	85
Administration and operations	55	41	45
TOTAL	$ 474	$ 283	$ 315